Convertible Note, Net (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands			6 Months Ended				12 Months Ended
	May 25, 2022 CNY (¥) shares	Jul. 22, 2020 CNY (¥)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Sep. 30, 2022 USD ($) $ / shares	May 13, 2022 CNY (¥)	May 13, 2022 USD ($)	Dec. 31, 2020	May 28, 2020	Apr. 30, 2020	Jul. 31, 2017 $ / shares	Oct. 31, 2016 $ / shares	Apr. 30, 2016 $ / shares
Convertible Note, Net [Line Items]
Debt warrant		5 years
Ordinary share (in Shares) | shares	15,414,467,400
Convertible notes (in Yuan Renminbi)	¥ 701,403						¥ 701,403
Accrued interest (in Yuan Renminbi)	427,679
Inducement expenses (in Yuan Renminbi)	¥ 273,724
Percentage of interest rate							5.00%		8.75%	8.75%			5.00%			7.50%	7.50%	7.50%
Percentage of closing price							120.00%	120.00%
Percentage of issue price							80.00%	80.00%
Price per share (in Dollars per share) | $ / shares																			$ 0.05	$ 0.04	$ 0.03
Trading volume amount (in Dollars) | $													$ 15,000
Percentage of warrant purchase							4.00%						4.00%
(in Yuan Renminbi)					¥ 17,832		¥ 20,007	$ 2,813	¥ 113,236		¥ 163,565
Proceeds warrants (in Yuan Renminbi)					¥ 1,420		1,420		546		6,564
Accretion expenses (in Yuan Renminbi)							¥ 1,222	172	¥ 1,988		¥ 214
Maximum [Member]
Convertible Note, Net [Line Items]
Percentage of interest rate					17.00%	17.00%	6.00%						6.00%	25.00%	25.00%
(in Yuan Renminbi) | $						$ 1,978		$ 1,978		$ 12,354		$ 16,885
Convertible Debt [Member]
Convertible Note, Net [Line Items]
Debt amount		¥ 100,000
Debt term		4 years
Warrants to Subscribe American Depository Shares [Member]
Convertible Note, Net [Line Items]
Warrants expire years							5 years	5 years
Weighted average price							110.00%						110.00%
Series One Note [Member] | Convertible Debt [Member]
Convertible Note, Net [Line Items]
Debt amount														¥ 344,619	$ 51,637
Notes Payable Series One [Member]
Convertible Note, Net [Line Items]
Percentage of interest rate							4.00%						4.00%
Notes Payable Series Two [Member]
Convertible Note, Net [Line Items]
Percentage of interest rate							6.00%						6.00%
Notes Payable Series3 [Member]
Convertible Note, Net [Line Items]
Percentage of interest rate							7.00%						7.00%
Notes Payable Series4 [Member]
Convertible Note, Net [Line Items]
Percentage of interest rate							8.00%						8.00%
Interest Payable in Cash Annually [Member] | Series One Note [Member] | Convertible Debt [Member]
Convertible Note, Net [Line Items]
Percentage of interest rate														7.50%	7.50%
Interest Payable in Cash Annually [Member] | Series Two Note [Member] | Convertible Debt [Member]
Convertible Note, Net [Line Items]
Percentage of interest rate														3.50%	3.50%
Interest Payable in Cash at Maturity [Member] | Series One Note [Member] | Convertible Debt [Member]
Convertible Note, Net [Line Items]
Percentage of interest rate														7.50%	7.50%
Interest Payable in Cash at Maturity [Member] | Series Two Note [Member] | Convertible Debt [Member]
Convertible Note, Net [Line Items]
Percentage of interest rate														13.50%	13.50%
Ads [Member]
Convertible Note, Net [Line Items]
Percentage of trading day average	75.00%
Offering value (in Dollars) | $													$ 50,000
Price per share (in Dollars per share) | $ / shares													$ 22
July and September Convertible Notes [Member]
Convertible Note, Net [Line Items]
Estimated fair value (in Yuan Renminbi)							¥ 286,098
(in Yuan Renminbi)							6,052
Proceeds warrants (in Yuan Renminbi)							8,596
Interest expense (in Yuan Renminbi)							¥ 8,596
July Convertible Notes [Member]
Convertible Note, Net [Line Items]
Consideration term yields							18.12%						18.12%
September Convertible Notes [Member]
Convertible Note, Net [Line Items]
Consideration term yields							25.58%						25.58%